Note 8 - Property and Equipment	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
Note 8 –	Property and Equipment

Property and equipment is comprised of the following:

	December 31,
(in thousands)	2018	2017

Manufacturing, laboratory & office equipment	$4,359	$4,965
Furniture & fixtures	390	615
Leasehold improvements	2,469	2,458
Subtotal	7,218	8,038
Accumulated depreciation and amortization	(6,416)	(7,153)
Property and equipment, net	$802	$885

Depreciation expense on property and equipment for the years ended
December 31, 2018
and
2017
was
$0.2
 million and
$0.2
million, respectively.